Average Annual Total Returns - Class Z Shares - Alger Health Sciences Fund - AC	Class Z Inception Date	Class Z Return Before Taxes 1 Year	Class Z Return Before Taxes 5 Years	Class Z Return Before Taxes Since Inception	Class Z Return After Taxes on Distributions 1 Year	Class Z Return After Taxes on Distributions 5 Years	Class Z Return After Taxes on Distributions Since Inception	Class Z Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Z Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Z Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deductions for fees, expenses or taxes) Since Inception	Russell 3000 Health Care TR (USD) (reflects no deductions for fees, expenses or taxes) 1 Year	Russell 3000 Health Care TR (USD) (reflects no deductions for fees, expenses or taxes) 5 Years	Russell 3000 Health Care TR (USD) (reflects no deductions for fees, expenses or taxes) Since Inception
Total	May 28, 2015	31.45%	17.98%	13.51%	27.74%	16.32%	11.20%	20.49%	14.24%	10.10%	18.40%	15.22%	13.00%	19.34%	12.87%	10.69%